CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Total revenues	$ 2,135,386	$ 1,358,931	$ 3,672,927	$ 2,782,103	$ 6,223,925	$ 4,495,196
Cost of goods sold
Direct Costs (exclusive of operating expenses and depreciation shown seperately below):					4,757,072	3,429,701
Gross profit					1,466,853	1,065,495
Operating expenses
Operations	552,367	204,794	991,130	436,772	925,293	724,887
Product development	315,853	157,832	576,586	373,559	725,993	414,098
Selling, general and administrative	753,816	657,229	1,137,032	1,035,514
Depreciation	188,873	172,410	367,975	346,871	695,817	250,670
General and administrative					1,819,610	1,517,795
Total direct costs and operating expenses Total	3,874,364	2,119,675	6,356,556	4,081,268	4,166,713	2,907,450
Non-operating income (expense):
Financing (expense)					(175,345)	(33,842)
Foreign currency gain (loss)					(13,593)	(3,861)
Interest income					254,155	102,229
Forgiveness of Debt					144,810
Gain on acquisition of Canadian Communications, LLC						556,927
Other income (expense)					165	14,180
Total Nonoperating Income (Expense)					45,465	572,951
Loss from operations	(1,738,978)	(760,744)	(2,683,629)	(1,299,165)	(2,699,860)	(1,841,955)
Provision for income taxes
Interest and other income (expense), net	(72,652)	3,005	(153,236)	2,248	164,727	62,682
(Loss) before non-controlling interest and income taxes					(2,654,395)	(1,269,004)
Net loss	(1,811,630)	(759,479)	(2,836,865)	(1,296,917)	(2,652,189)	(1,268,898)
Less: Net (income) loss attributable to the non-controlling interest	2,358	(1,740)	3,060	70	(2,206,000)	(106,000)
Net loss attributable to the Company	(1,809,272)	(759,479)	(2,833,805)	(1,296,847)	(2,652,189)	(1,268,898)
Other comprehensive income (loss):
Currency translation gain (loss)	(15,338)	(3,803)	(7,391)	13,039	(2,017)
Comprehensive loss	(1,824,610)	(763,282)	(2,841,196)	(1,283,808)	(2,654,206)	(1,268,898)
Comprehensive loss attributable to the non-controlling interest
Comprehensive loss attributable to the Company	(1,824,610)	(763,282)	(2,841,196)	(1,283,808)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (0.31)	$ (0.15)	$ (0.52)	$ (0.26)	$ (0.52)	$ (0.29)
Weighted average shares outstanding:
Basic and diluted (in shares)	5,893,814	5,093,400	5,506,347	5,026,529	5,072,157	4,347,265
Hospitality
Revenues:
Total revenues	1,904,531	1,121,785	3,203,158	2,321,817	5,281,608	4,264,889
Cost of goods sold
Direct Costs (exclusive of operating expenses and depreciation shown seperately below):	1,888,967	774,687	2,943,911	1,581,801	4,119,520	3,297,252
Non-operating income (expense):
Loss from operations	(1,226,686)	(404,658)	(1,932,633)	(735,063)
Net loss	(1,213,399)	(366,544)	(1,924,388)	(669,494)
Residential
Revenues:
Total revenues	230,855	237,146	469,769	460,286	942,317	230,307
Cost of goods sold
Direct Costs (exclusive of operating expenses and depreciation shown seperately below):	174,488	152,723	339,922	306,751	637,552	132,449
Non-operating income (expense):
Loss from operations	(57,966)	(15,956)	(66,515)	(21,812)
Net loss	$ (57,966)	$ (15,956)	$ (66,515)	$ (21,812)